Derivative financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Schedule of Derivative Instruments [Table Text Block]
	July 31,	January 31,
	2014	2014
Embedded conversion features	$20,858,300	$241,618
Warrants	13,039,400	-

Derivative financial instruments	$33,897,700	$241,618

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	July 31,	January 31,
	2014	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair value of warrants and embedded conversion features at commitment dates	20,890,900	428,876
Fair value mark to market adjustments	13,005,182	(9,358)
Extinguishment of derivative liability upon extinguishment of host contract	(240,000)	(177,900)

Derivative financial instruments, end of the period	$33,897,700	$241,618

Derivative financial instruments, January 31, 2013	$-
Fair values at commitment dates	428,876
Fair value mark to market adjustments	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	(177,900)

Derivative financial instruments, January 31, 2014	$241,618

Schedule of Assumptions used for Fair Value of Derivative Liabilities [Table Text Block]
	July 31,	January 31,
	2014	2014
Risk-free interest rate	0.72%	0.34%
Expected life (years)	3.62	1.78
Expected volatility (1)	142.56%	132.09%
Stock price	$0.24	$0.08
Dividend yields	0.00%	0.00%

	January 31,	Extinguishment	Commitment
	2014	date	date
Risk-free interest rate	0.34%	0.08%	0.27%
Expected life (years)	1.78	0.76	1.73
Expected volatility (1)	132.09%	137.74%	157.41%
Stock price at date of issuance	$0.08	$0.53	$0.51
Dividend yields	0.00%	0.00%	0.00%